Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	As at December 31,
	2022	2021
	Israel Shekels
Bank Mizrahi Current Account No. 684795	-	16,579
Bank Mizrahi Current Account No. 073959	422,579	680,040
Bank Mizrahi Current Account No. 073959 FX	18,668	24,411
SVB Bank	10,537	62,351
	451,784	783,380